Employee Benefit Plans (Net Periodic Costs (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (average)	3.50%	4.00%	4.00%
Assumed health care cost trend rate Initial trend	7.25%	7.50%	7.75%
Assumed health care cost trend rate Ultimate trend	5.00%	5.00%	5.00%
Assumed health care cost trend rate Year ultimate reached	2025	2025	2025
Expected long-term return on plan assets	6.75%	6.75%	7.00%
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.25%	3.95%	4.75%
Nonqualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.95%	3.65%	4.35%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.15%	3.80%	4.50%